Accrued Liabilities - Schedule of Accrued Liabilities (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	Jun. 28, 2025	Dec. 28, 2024	Dec. 30, 2023
Accrued Liabilities - Schedule of Accrued Liabilities (Details) [Line Items]
Current portion of lease liability	$ 12,623	$ 13,423	$ 13,972
Accrued vacation	5,636	4,901	7,295
Payroll and related taxes		10,782	8,782
Benefits	2,553	3,567	5,433
Accrued operating expenses	12,029	8,612	8,701
Income tax payable	2,399	7,458	1,260
Other	2,947	3,465	2,083
Total	$ 50,384	$ 52,208	$ 47,526